INVENTORY (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2016	2015

Raw materials	$57	$126
Finished products (*)	566	1,406

	$623	$1,532

(*)	Includes amounts of $176 and $373 for 2016 and 2015, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.